Short-Term Borrowings - Summary of Federal Funds Purchased and Other Short-term Borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Maximum indebtedness during the year	$ 20,000,000	$ 20,000,000	$ 20,000,000
Average balance during the year	$ 137,000	$ 116,000	$ 119,000
Average rate paid during the year	2.19%	2.58%	1.68%
Short Term Borrowings, FHLB advances [Member]
Short-term Debt [Line Items]
Outstanding balance at year end	$ 101,500,000	$ 188,600,000	$ 56,900,000
Maximum indebtedness during the year	192,700,000	225,300,000	115,050,000
Average balance during the year	$ 112,088,000	$ 113,520,000	$ 38,825,000
Average rate paid during the year	2.32%	2.07%	1.12%
Interest rate on year end balance	1.63%	2.45%	1.42%